Share Capital - Disclosure of Detailed Information About Share Capital (Details) (Parenthetical) - shares	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Disclosure of classes of share capital [abstract]
Number of shares outstanding	20,952,824	306,028